Description of Organization and Business Operations - Liquidity and capital resources (Details) - USD ($)		2 Months Ended	6 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Jun. 30, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating bank account			$ 58,000
working capital		$ 528,000	306,000
Contribution from sponsor	$ 141,000	25,000	$ 25,000
Proceeds from private placement		$ 2,000,000